Business Acquisitions - Endeavour Software Technologies Private Limited - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 13, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	Jan. 08, 2016
Business Acquisition [Line Items]
Payment for business acquisitions, net of cash acquired		$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill		$ 1,097,329	$ 1,337,122	$ 1,069,408	$ 1,038,346	$ 1,337,051
Acquired assets							$ 412
Liabilities assumed							$ 617
Endeavour Software Technologies Private Limited
Business Acquisition [Line Items]
Date of acquisition	Apr. 13, 2016
Ownership percentage acquired	100.00%
Purchase consideration	$ 14,788
Payment for business acquisitions, net of cash acquired	10,345
Cash and cash equivalents	2,373
Contingent earn-out consideration-Low end	0
Contingent earn-out consideration-High end	$ 3,500
Acquired intangible assets, weighted average amortization period	3 years
Goodwill	$ 8,936
Acquired assets	5,854
Liabilities assumed	1,735
Endeavour Software Technologies Private Limited | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	800
Endeavour Software Technologies Private Limited | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	900
Endeavour Software Technologies Private Limited | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	$ 950